Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation The accompanying financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (GAAP) using the accrual basis of accounting.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are reported at fair value, with the exception of the Separate Account Guaranteed Interest Contract (SAGIC) investment option which is reported at contract value as described in paragraph below. See Note 4 for further information on investments reported at fair value.
Net appreciation (depreciation) in fair value of investments is reflected in the Statement of Changes in Net Assets Available for Benefits and includes realized gains and losses on investments bought and sold and the change in appreciation (depreciation) in fair value during the reporting period.
Purchases and sales of securities are recorded on a trade-date basis.
Dividends are recorded on the ex-dividend date. Acquisition costs are included in the cost of investments purchased, and sales are recorded net of selling expenses.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are recorded at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based on the terms of the plan document.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Fund Accounting for Income
Fund Accounting for Income
The pooled separate accounts and mutual funds in the Plan allocate dividend income to the accounts of participants in those funds rather than distributing the income among the investors in the fund. The SAGIC and Common Stock Fund aggregate dividend income into the unit value rather than distributing the income among investors in the fund.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Fully Benefit-Responsive Investment Contract
Fully Benefit-Responsive Investment Contract
Fully benefit-responsive investment contract is presented at contract value in the Statements of Net Assets Available for Benefits because contract value is the relevant measurement attribute for that portion of the Plan’s net assets available for benefits. Contract value represents contributions made to a contract, plus earnings, less participant withdrawals and administrative expenses. Participants in a fully benefit-responsive contract may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
At December 31, 2025 and 2024, the Plan held a traditional fully benefit-responsive investment contract with Empower through a SAGIC investment option. The SAGIC is a collective bond fund reported as a fully benefit-responsive contract that is managed by Empower and holds as its principal investment the Empower Diversified Bond II. The objective of the SAGIC is to provide a stated rate of return, generated from investment in a diversified portfolio of primary investment-grade fixed income securities. Empower serves as the trustee and custodian for the SAGIC. Empower Capital Management serves as the investment advisor. There are no restrictions on redemptions for the SAGIC, but transfers to competing fixed income investments are not allowed.
The Plan's ability to receive amounts due in accordance with the fully benefit-responsive investment contract noted above is dependent on the third-party issuer's ability to meet its financial obligations. The issuer's ability to meet its contractual obligations could be affected by future economic and regulatory developments.
Certain events limit the ability of the Plan to transact at contract value with the contract issuer. Such events include the following:
•The Plan's failure to qualify under Section 401(a) of the Internal Revenue Code;
•Premature termination of the contract;
•Plan termination or merger;
•Changes to the Plan's prohibition on competing investment options; or
•Bankruptcy of the plan sponsor or other plan sponsor events (for example, divestitures or spin offs of a subsidiary) that significantly affect the Plan's normal operations.
At December 31, 2025, no events were considered probable that could limit the ability of the Plan to transact at contract value with the contract issuers and that also would limit the ability of the Plan to transact at contract value with the participants.
In addition, certain events allow the issuer to terminate the contract with the Plan and settle at an amount different from contract value. Examples of such events include the following:
•An uncured violation of the Plan's investment guidelines;
•A breach of material obligation under the contract;
•A material misrepresentation; or
•A material amendment to the agreements with the consent of the issuer.
At December 31, 2025, no events occurred that would allow the issuer to terminate the contract with the Plan and settle at an amount different from contract value.

Recent Accounting Pronouncements	Recent Accounting Pronouncements Accounting Guidance Adopted in 2025 There was no accounting guidance adopted during 2025, and there was no accounting guidance pending adoption at December 31, 2025.